Significant Accounting Policies - Schedule of terms and method use to calculate amortization of tangible assets (Details)	12 Months Ended
Jul. 31, 2020
Land
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Not depreciated
Amortization term	No term
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	5 to 20 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	lease term
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	5 years
Cultivation and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	5 to 20 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	5 years
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight line
Amortization term	3 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Not depreciated
Amortization term	No term